LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
LONG-TERM INVESTMENTS
Schedule of long-term investments

	As of December 31,
	2016		2017
	Ownership%	Amount	Ownership%	Amount
Available-for-sale securities:
Quanjude		159,305		127,444
Tang Palace		18,856		—
Banyan Tree		26,784		—
Hotel Group B		—		780,272
Cjia		42,140		246,070
CREATER		—		100,000
Cost-method investments:
UBOX/BJ UBOX	3%	48,220	2%	33,822
BJ GOOAGOO/GOOAGOO	19%	60,000	19%	60,000
Founder Service	11%	45,000	11%	45,000
Qingpu	10%	17,143	5%	17,143
Mobike	—	—	Less than 1%	66,288
Blossom Hill	—	—	11%	60,194
OYO	—	—	1%	66,467
Other investments		2,208		6,803
Equity-method investments:
Sheen Star	20%	20,862	20%	20,864
Distrii	39%	28,562	18%	45,156
AAPC LUB	28%	446,100	28%	477,560
China Young	37%	43,054	37%	40,811
CREATER	20%	100,000	20%	102,709
Hitone	—	—	20%	30,300
Hanmo	—	—	60%	26,000
Other investments		6,087		9,066

Total		1,064,321		2,361,969